Net Revenue - Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers [Line Items]
Trade accounts receivable	$ 3,735,540	$ 3,390,856
Contract liabilities	(151,947)	(324,598)
Total customer contract revenue	$ 3,583,593	$ 3,066,258